INVESCO EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED AUGUST 17, 2018 TO THE

PROSPECTUS DATED APRIL 9, 2018, AS REVISED MAY 21, 2018,

AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco Dow Jones Industrial Average Dividend ETF

Important Notice Regarding a Change to the Unitary Management Fee of

Invesco Dow Jones Industrial Average Dividend ETF (the “Fund”)

Effective August 20, 2018, Invesco Capital Management LLC (the “Adviser”) has agreed to waive permanently a portion of the unitary management fee for the Fund. After giving effect to such waiver, the Fund’s net unitary management fee will be 0.07% of the Fund’s average daily net assets. Accordingly, the Prospectus is revised as follows:

•	The following replaces the first paragraph and table included under the section titled “Fund Fees and Expenses” on Page 1 of the Summary Prospectus and Page 9 of the Prospectus for the Fund:

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.30%
Other Expenses(1)	0.00%
Total Annual Fund Operating Expenses	0.30%
Fee Waivers and Expense Assumption(2)	0.23%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	0.07%

(1)	“Other Expenses” are based on estimated amounts for the current fiscal year.
(2)

Effective August 20, 2018, Invesco Capital Management LLC (the “Adviser”) has agreed to waive permanently a portion of its unitary management fee. After giving effect to such waiver, the net unitary management fee will be 0.07%.

•	The following replaces the information included under the section titled “Example” on Page 1 of the Summary Prospectus and Page 9 of the Prospectus for the Fund:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in each period. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years	5 Years	10 Years
$7	$23	$40	$90

•	On page 68, the information relating to the Fund set forth in the fourth table under the section titled “Management of the Funds—Advisory Fees” is deleted and replaced with the following:

Fund	Unitary Management Fee
Invesco Dow Jones Industrial Average Dividend ETF	0.07	%*

*	Effective August 20, 2018, the Adviser has agreed to waive permanently a portion of its unitary management fee. After giving effect to such waiver, the net unitary management fee will be 0.07%.

Please Retain This Supplement for Future Reference.

P-DJD-PROSUP-1 081718

INVESCO EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED AUGUST 17, 2018 TO THE

STATEMENT OF ADDITIONAL INFORMATION

DATED APRIL 9, 2018, AS REVISED MAY 21, 2018,

AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco Dow Jones Industrial Average Dividend ETF

Important Notice Regarding a Change to the Unitary Management Fee of

Invesco Dow Jones Industrial Average Dividend ETF (the “Fund”)

Effective August 20, 2018, Invesco Capital Management LLC (the “Adviser”) has agreed to waive permanently a portion of the unitary management fee for the Fund. After giving effect to such waiver, the Fund’s net unitary management fee will be 0.07% of the Fund’s average daily net assets. Accordingly, the Statement of Additional Information is revised as follows:

•	The information relating to the Fund set forth in the third table under the section titled “Management—Investment Advisory Agreement” is deleted and replaced with the following:

Fund	Unitary Management Fee
Invesco Dow Jones Industrial Average Dividend ETF	0.07	%(1)

(1)	Effective August 20, 2018, the Adviser has agreed to waive permanently a portion of its unitary management fee. After giving effect to such waiver, the net unitary management fee will be 0.07%.

Please Retain This Supplement for Future Reference.

P-DJD-SAI-SUP-1 081718

INVESCO EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED AUGUST 17, 2018 TO THE

PROSPECTUS DATED AUGUST 28, 2017, AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco S&P 500® Quality ETF

Important Notice Regarding a Change to the Advisory Fee of

Invesco S&P 500® Quality ETF (the “Fund”)

Effective August 20, 2018, Invesco Capital Management LLC (the “Adviser”) has agreed to waive permanently a portion of the advisory fee for the Fund. After giving effect to such waiver, the Fund’s net advisory fee will be 0.15% of the Fund’s average daily net assets. In addition, effective August 20, 2018, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.15% of the Fund’s average daily net assets per year (the “Expense Cap”) until at least August 31, 2019. Accordingly, the Prospectus is revised as follows:

•	The following replaces the first paragraph and table included under the section titled “Fund Fees and Expenses” on Page 1 of the Summary Prospectus and Page 194 of the Prospectus for the Fund:

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.29%
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.38%
Fee Waivers and Expense Assumption(1)(2)	0.23%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	0.15%

(1)

Invesco Capital Management LLC (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.15% of the Fund’s average daily net assets per year (the “Expense Cap”) until at least August 31, 2019, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the expenses were incurred, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

(2)	Effective August 20, 2018, the Adviser has agreed to waive permanently a portion of its management fee. After giving effect to such waiver, the net advisory fee will be 0.15%.

•	The following replaces the information included under the section titled “Example” on Page 1 of the Summary Prospectus and Page 194 of the Prospectus for the Fund:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the Total Annual Fund Operating

Expenses After Fee Waivers and Expense Assumption in the first year and the Total Annual Fund Operating Expenses after the permanent fee waiver for periods thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years	5 Years	10 Years
$15	$68	$126	$297

•	On page 257, the information relating to the Fund set forth in the first table under the section titled “Management of the Funds—Advisory Fees” is deleted and replaced with the following:

Fund	Advisory Fee
Invesco S&P 500® Quality ETF	0.15	%*

*	Effective August 20, 2018, the Adviser has agreed to waive permanently a portion of its advisory fee. After giving effect to such waiver, the net advisory fee will be 0.15%.

•	On page 258, the information relating to the Fund set forth in the second table under the section titled “Management of the Funds—Advisory Fees” is deleted and replaced with the following:

Fund	Expense Cap
Invesco S&P 500® Quality ETF	0.15	%*

*	Effective August 20, 2018, the Adviser has agreed to reduce the Fund’s Expense Cap to 0.15% until at least August 31, 2019.

Please Retain This Supplement for Future Reference.

P-SPHQ-PROSUP-1 081718

INVESCO EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED AUGUST 17, 2018 TO THE

STATEMENT OF ADDITIONAL INFORMATION

DATED AUGUST 28, 2017, AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco S&P 500® Quality ETF

Important Notice Regarding a Change to the Advisory Fee of

Invesco S&P 500® Quality ETF (the “Fund”)

Effective August 20, 2018, Invesco Capital Management LLC (the “Adviser”) has agreed to waive permanently a portion of the advisory fee for the Fund. After giving effect to such waiver, the Fund’s net advisory fee will be 0.15% of the Fund’s average daily net assets. In addition, effective August 20, 2018, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.15% of the Fund’s average daily net assets per year (the “Expense Cap”) until at least August 31, 2019. Accordingly, the Statement of Additional Information is revised as follows:

•	On page 62, the information relating to the Fund set forth in the table under the section titled “Management—Investment Advisory Agreement” is deleted and replaced with the following:

Fund	Advisory Fee
Invesco S&P 500® Quality ETF**	0.15%

(**)	Effective August 20, 2018, the Adviser has agreed to waive permanently a portion of its advisory fee. After giving effect to such waiver, the net advisory fee will be 0.15%.

•	On page 64, the information relating to the Fund set forth in the table under the section titled “Management – Investment Advisory Agreement” is deleted and replaced with the following:

Fund	Expense Cap
Invesco S&P 500® Quality ETF***	0.15%

***	Effective August 20, 2018, the Adviser has agreed to reduce the Fund’s Expense Cap to 0.15% until at least August 31, 2019.

.

Please Retain This Supplement for Future Reference.

P-SPHQ-SAI-SUP-1 081718